Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense for 2015 and 2014 consisted of the following:

	2015	2014
	(Amounts in thousands)
Current tax expense:
Federal	$6,007	$2,938
State	1,026	984
	7,033	3,922
Deferred tax benefit	(190)	1,789
Income tax expense	$6,843	$5,711

The components of the net deferred tax asset at December 31, 2015 and 2014 were as follows:

	2015	2014
	(Amounts in thousands)
Deferred tax assets:
Allowance for loan losses	$6,068	$6,849
Depreciation	280	349
SERP	1,343	1,271
Capitalized OREO expense	1,894	1,984
OTTI write down on securities	65	65
Nonaccrued interest	2,048	952
Partnership Income	71	—
Unrealized gain	110	—
	11,879	11,470
Deferred tax liabilities:
Deferred loan costs	(951)	(842)
Unrealized loss	—	(110)
	(951)	(952)
Net deferred tax asset	$10,928	$10,518

A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2015 and 2014 is as follows:

	2015	2014
	(Amounts in thousands)
At Federal statutory rate	$6,387	$6,128
Adjustments resulting from:
State income taxes, net of Federal tax benefit	854	675
Noncontrolling interest	(423)	(625)
Tax exempt income	(31)	(31)
BOLI	(121)	(122)
Nondeductible expenses	4	5
Other	173	(319)
	$6,843	$5,711

Management has evaluated the Company’s tax positions and concluded that the Company has taken no uncertain tax positions that require adjustments to the financial statements. With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal or local tax authorities for years before 2012, and by the State of New Jersey for years before 2011.